Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 2,397.4	$ 2,351.8
Accumulated depreciation	(1,291.4)	(1,138.1)
Balance at end of year	1,106.0	1,213.7
Land
Property, Plant and Equipment [Line Items]
Total cost	151.6	161.6
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	872.7	927.1
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	392.6	367.1
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	335.5	286.8
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 253.8	223.3
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 391.2	$ 385.9
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years